Stock-Based Compensation (Schedule Of Estimated Fair Value Of Options) (Details)	12 Months Ended
Dec. 31, 2012
12/04/12 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	54.00%
Expected dividend yield	0.80%
Expected term (in years)	4 years
Risk free interest rate	0.49%
12/05/10 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	50.00%
Expected dividend yield	6.33%
Expected term (in years)	3 years 9 months 15 days
Risk free interest rate	1.27%